Fair value of financial instrument - Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy (Parenthetical) (Detail) - CAD ($)
$ in Millions
	Jan. 31, 2021	Oct. 31, 2020
Disclosure of Detailed Information about Financial Instruments [line Items]
Trading securities	$ 148,023	$ 136,071
Investment securities	139,459	139,743
Residential mortgage-backed securities [member]
Disclosure of Detailed Information about Financial Instruments [line Items]
Trading securities	16,622	20,520
Investment securities	8,446	9,487
Commercial mortgage-backed securities [member]
Disclosure of Detailed Information about Financial Instruments [line Items]
Trading securities	0	0
Investment securities	$ 1,957	$ 2,137